Consolidated Statements of Profit or Loss ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenue		₨ 1,311,917	$ 17,292	₨ 868,630	₨ 835,446
Cost of sales	[1]	(855,880)	(11,281)	(635,225)	(829,461)
Gross profit		456,037	6,011	233,405	5,985
Other operating income	[2]	17,981	237	13,094	9,863
Distribution expenses		(34,187)	(451)	(20,184)	(18,205)
Administration expenses		(50,204)	(662)	(39,463)	(37,577)
Operating (loss)/profit		389,627	5,135	186,852	(39,934)
Investment and other income		19,947	263	32,177	25,714
Finance and other costs		(49,427)	(651)	(52,955)	(54,557)
(Loss)/Profit before tax		360,147	4,747	166,074	(68,777)
Income tax credit/(expense)		(103,068)	(1,359)	(19,084)	26,677
(Loss)/Profit for the year		257,079	3,388	146,990	(42,100)
(Loss)/Profit attributable to:
Equity holders of the parent		207,953	2,740	112,883	(61,248)
Non-controlling interests		49,126	648	34,107	19,148
(Loss)/Profit for the year		₨ 257,079	$ 3,388	₨ 146,990	₨ (42,100)
Earnings/(Loss) per share (in ₹ and US $)
Basic | (per share)		₨ 56.11	$ 0.74	₨ 30.47	₨ (16.54)
Diluted | (per share)		₨ 55.72	$ 0.73	₨ 30.28	₨ (16.54)
Weighted average number of equity shares used in computing earnings per share
Basic	[3]	3,706,455,160	3,706,455,160	3,704,196,924	3,702,554,614
Diluted	[3]	3,732,148,735	3,732,148,735	3,727,544,981	3,702,554,614	[4]

[1]	Cost of sales for the year ended (i) March 31, 2020 includes net impairment charge of ₹ 146,821 million; (ii) March 31, 2021 includes an asset under construction written off of ₹ 2,440 million; and (iii) March 31, 2022 includes an asset under construction written off of ₹ 701 million ($ 9 million), impairment reversal of ₹ 62,745 million ($ 827 million) and exploration cost written off of ₹ 26,181 million ($ 345 million) (Refer Note 14).
[2]	includes export incentive and duty drawback amounting to ₹ 4,327 million and ₹ 3,162 million and ₹ 5,182 million ($ 68 million) for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively.
[3]	After excluding the impact of treasury shares
[4]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.